Note 11. Stock Options	6 Months Ended
Jun. 30, 2016
Notes
Note 11. Stock Options

Note 11.          Stock Options

The Company records share-based compensation expense for stock options based on the estimated fair value of the options on the date of grant using the Black-Scholes valuation model.  The Company uses historical data among other factors to estimate the expected price volatility, the expected option term and the expected forfeiture rate.  The risk-free rate is based on the U.S. Treasury yield curve in effect at the date of grant for the expected term of the option.

The following assumptions were used to estimate the fair value of options granted:

	Six Months Ended June 30,
	2016	2015
Expected dividend yield	0.0%	0.0%
Weighted average volatility	282.3%	288.1%
Risk free interest rate	1.3 – 1.4%	1.9%
Expected term (in years)	7	7

The Company has a stock option plan approved in May 2004, amended in June 2008 and again in August 2009 (the “2004 Plan”), for directors and key employees under which 2,500,000 shares of common stock could have been issued.  No other shares can be issued from the 2004 Plan, and approximately 1,588,000 options are outstanding as of June 30, 2016.  All stock options granted were fully vested and expensed and therefore there no compensation expense was recorded related to the 2004 Plan for each of the six or three months ended June 30, 2016 and 2015.

The Company has a stock option plan approved in July 2010 (the “2010 Plan”), for directors and key employees under which 5,000,000 shares of common stock may be issued.  Non-director stock option agreements, unless otherwise stated in the agreement, are 20% vested on the date of grant, with the balance vesting 20% per year over the next four years.

The Company grants stock options to its independent directors as compensation for services performed, currently for board and committee meetings attended.  All director options granted are for a period of ten years from the date of issuance and vest six (6) months from the issuance date.

  The Company granted a total of 36,000 new stock options to directors with exercise prices ranging from $0.77 to $0.92 per share during the six months ended June 30, 2016.  Total compensation expense was $30,100 and $67,300 for the six months ended June 30, 2016 and 2015, respectively, and $14,300 and $21,500 for the three months ended June 30, 2016 and 2015, respectively.  Approximately 1,079,000 options are outstanding as of June 30, 2016.